FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.1.    Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy (“Risk Policy”) and internal guidelines and strategic documents subject to such policy, executing the formal designation of its hedge accounting relations. The Risk Policy was approved by the Board of Directors on December 15, 2022, with a maximum validity of one year and validity in 2023 and is available at the Company’s website.

The Company’s risk management strategy, guided by the Risk Policy, has as main objectives:

»	To protect the Company’s operating and financial results, as well as its equity from adverse changes in the market prices, particularly commodities, foreign exchange and interests;
»	To protect the Company against counterparty risks in existing financial operations as well as to establish guidelines for sustaining the necessary liquidity to fulfil its financial commitments;
»	To protect the cash of Company against price volatilities, adverse conditions in the markets in which the Company acts and adverse conditions in its production chain.

The Risk Policy defines the governance of the bodies responsible for the execution, tracking and approval of the risk management strategies, as well as the limits and instruments that can be used.

Additionally, the Management of the Company approved the following policies on November 10, 2021, which are available at the Company’s website:

»	Financial Policy, which aims to: (i) establish guidelines for the management of the Company's financial debt and capital structure; and (ii) guide the Company's decision-making in connection with cash management (financial investments).
»	Profit Allocation Policy, which aims to establish the practices adopted by the Company regarding the allocation of its profits, providing, among others, the periodicity of payment of dividends and the baseline used to establish the respective amount.

24.2.    Credit risk management

The Company is exposed to the credit risk related to the financial assets held: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents. The Company’s credit risk exposure can be assessed in notes 4, 5 and 6.

24.2.1.	Credit risk in accounts receivable

The credit risk associated with trade accounts receivable is actively managed through specific systems and is supported by internal policies for credit analysis. The significant level of diversification and geographical dispersion of the customer portfolio significantly reduces the risk. However, the Company chooses to complement the risk management by contracting insurance policies for specific markets. The impairment of these financial assets is carried out based on expected credit losses.

24.2.2.	Counterparty credit risk

The credit risk associated with marketable securities, cash and cash equivalents and derivative instruments in general is directed to counterparties with Investment Grade ratings. The maintenance of assets with counterparty risk is constantly assessed according to credit ratings and the Company’s portfolio concentration, aligned with the applicable impairment requisites.

On December 31, 2022, the Company held financial investments over R$100,000 at the following financial institutions: Banco Bradesco, Banco Daycoval, Banco do Brasil, Banco Pan, Banco Safra, Banco Santander, Banco Volkswagen, Banco Votorantim, Banco BNP, Banco BTG Pactual, Caixa Econômica Federal, HSBC, J.P. Morgan e XP.

The Company also held derivative contracts with the following financial institutions: Banco Bradesco, Banco Itaú, Banco Safra, Banco Santander, Banco Votorantim, Bank Of America Merrill Lynch, Banco BNP, Banco BTG Pactual, Citibank, Goldman Sachs, J.P. Morgan Chase Bank, Morgan Stanley, Rabobank, T.Garanti Bankasi A.Ş. e XP.

24.3.    Capital management and liquidity risk

The Company is exposed to liquidity risk as far as it needs cash or other financial assets to settle its obligations in the respective terms. The Company’s cash and liquidity strategy takes into consideration historical volatility scenarios of results as well as simulations of sectorial and systemic crisis. It is grounded on allowing resilience in scenarios of capital restriction.

The ideal capital structure definition at BRF is essentially associated with (i) strong cash position as a tolerance factor for liquidity shocks, which includes minimum cash analysis; (ii) net indebtedness; and (iii) maximization of the capital opportunity cost.

On December 31, 2022, the non-current consolidated gross debt, as presented below, represented 83.75% (86.78% as of December 31, 2021) of the total gross debt, which has an average term higher than nine years.

The Company monitors the gross debt and net debt as set forth below:

	12.31.22			12.31.21
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(1,954,086)	(10,595,095)	(12,549,181)	(16,343,552)
Local currency loans and borrowings	(1,925,788)	(9,042,031)	(10,967,819)	(9,112,478)
Derivative financial instruments, net	38,397	(164,416)	(126,019)	(223,949)
Gross debt	(3,841,477)	(19,801,542)	(23,643,019)	(25,679,979)

Cash and cash equivalents	8,130,929	-	8,130,929	7,528,820
Marketable securities	418,373	406,402	824,775	794,268
Restricted cash	-	89,717	89,717	24,964
	8,549,302	496,119	9,045,421	8,348,052
Net debt	4,707,825	(19,305,423)	(14,597,598)	(17,331,927)

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.22
	Book value	Contractual cash flow	2023	2024	2025	2026	2027	2028 onwards
Non derivative financial liabilities
Loans and borrowings	23,517,000	36,139,951	4,326,351	1,602,785	2,704,626	2,263,426	4,420,322	20,822,441
Principal		24,338,376	2,927,191	972,150	1,940,828	1,200,318	3,429,736	13,868,153
Interest		11,801,575	1,399,160	630,635	763,798	1,063,108	990,586	6,954,288
Trade accounts payable	12,743,087	12,924,646	12,917,187	4,115	1,725	1,619	-	-
Supply chain finance	1,393,137	1,421,706	1,421,706	-	-	-	-	-
Lease liabilities	3,044,934	3,854,512	723,229	638,302	534,429	419,449	322,804	1,216,299
Derivative financial liabilities
Financial instruments designated as cash flow hedge
Interest rate derivatives	206,635	206,635	31,935	52,698	-	-	7,864	114,138
Currency derivatives	17,551	17,551	17,551	-	-	-	-	-
Commodities derivatives	26,730	26,730	26,730	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives	6,251	6,251	6,251	-	-	-	-	-

The Company does not expect that the cash outflows to fulfill the obligations shown above will be significantly anticipated by factors unrelated to its best interests, or have its value substantially modified outside the normal course of business.

24.4.    Market risk management

24.4.1.	Interest rate risk

The interest rate risk may cause economic losses to the Company resulting from volatility in interest rates that affect its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates in order to evaluate any need to enter into hedging transactions to protect from the volatility of such rates and manage the mismatch between its financial assets and liabilities.

The Company’s exposure to interest rates is set forth below:

				12.31.22
	Notional
Index	Assets	Liabilities	Derivative financial instruments	Exposure, Net
Fixed
Fixed Reais	163,403	(399,625)	(959,700)	(1,195,922)
Fixed U.S. Dollars (USD)	4,368,536	(13,543,817)	3,430,151	(5,745,130)
Fixed Turkish Liras (TRY)	44,676	(512,500)	(208,708)	(676,532)
Fixed Euros (EUR)	88,925	-	490,107	579,032
Fixed Kwanza (AOA)	74,278	-	-	74,278
Fixed Other	39,841	-	-	39,841
Floating
Floating IPCA Reais	-	(5,574,682)	4,590,000	(984,682)
Floating CDI Reais	4,265,762	(2,555,558)	(7,341,850)	(5,631,646)
Floating Libor U.S. Dollars (USD)	-	(130,443)	-	(130,443)
	9,045,421	(22,716,625)	-	(13,671,204)
Interest and fair value adjustment of derivatives	-	(800,375)	(126,019)	(926,394)
Total	9,045,421	(23,517,000)	(126,019)	(14,597,598)

The derivative financial instruments used to hedge the exposure to interest rates as of December 31, 2022 are presented in the table below:

12.31.22
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
Interest rate swap	Debenture - 1st Issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.29% p.a.	400,000	BRL	8,183	7,290
Interest rate swap	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.16% p.a.	705,000	BRL	(7,864)	73,656
Interest rate swap	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	1,495,000	BRL	(66,888)	194,763
Interest rate swap	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0.12% p.a.	1,000,000	BRL	(8,296)	75,119
Interest rate swap	Debenture - 1st Issue - 1st series - IPCA + 6.83% p.a.	3rd Qtr. 2032	IPCA + 6.83% p.a.	109.32% CDI	990,000	BRL	(37,620)	(1,951)
					4,590,000		(112,485)	348,877
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.

24.4.2.	Foreign exchange risk

The risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets and revenues, or increasing its liabilities and costs. The Company’s exposure is managed in three dimensions: statement of financial position exposure, operating income exposure and investments exposure.

i. Statement of financial position exposure

The Risk Policy regarding statement of financial position exposure has the objective to balance assets and liabilities denominated in foreign currencies, hedging the Company’s statement of financial position by using natural hedges, over-the-counter derivatives and exchange traded futures.

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais:

	12.31.22	12.31.21
Cash and cash equivalents	3,691,668	2,064,631
Trade accounts receivable	6,013,713	6,377,104
Trade accounts payable	(1,484,810)	(1,221,354)
Loans and borrowings	(12,241,309)	(16,726,412)
Other assets and liabilities, net	35,371	49,732
Exposure of assets and liabilities in foreign currencies	(3,985,367)	(9,456,299)
Derivative financial instruments (hedge)	3,721,930	8,454,971
Exposure in result, net	(263,437)	(1,001,328)

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	12.31.22	12.31.21
Argentinian Peso (ARS)	(4,614)	(5,783)
Angolan kwanza (AOA)	53,723	318,660
Euros (EUR)	(43,445)	33,381
Chilean Pesos (CLP)	256,121	169,301
Yen (JPY)	(3,268)	77,178
Turkish Liras (TRY)	214,936	266,541
U.S. Dollars (USD)	(736,890)	(1,860,606)
Total	(263,437)	(1,001,328)

The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

The Company holds more financial liabilities in foreign currencies than assets and, therefore, holds derivative financial instruments to reduce such exposure. The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on December 31, 2022 and are set forth below:

12.31.22
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	1st Qtr. 2023	EUR	88,000	5.7452	(2,059)
Futures - B3	USD	BRL	1st Qtr. 2023	USD	90,000	5.3240	3,939
Non-deliverable forward	USD	TRY	1st Qtr. 2023	USD	30,000	19.2285	(1,294)
Non-deliverable forward	USD	TRY	2nd Qtr. 2023	USD	10,000	20.0300	(2,898)

							(2,312)

12.31.22
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
FX and interest rate swap	BRF SA BRFSBZ 3.95	2nd Qtr. 2023	FX + 3,95% p.a.	98.77% CDI	234,033	USD	(31,935)	39,107
FX and interest rate swap	BRF SA BRFSBZ 4 3/4	3rd Qtr. 2024	FX + 4,75% p.a.	104.48% CDI	295,363	USD	(52,698)	22,058
					529,396		(84,633)	61,165
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the senior unsecured notes.

ii.	Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The Company has more sales in foreign currency than expenditures and, therefore, holds derivative financial instruments to reduce such exposure. The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2022 are set forth below:

12.31.22
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2023	USD	268,000	5.3950	27,249
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2023	USD	25,000	5.5406	3,337
Non-deliverable forward	USD Exports	BRL	USD	4th Qtr. 2023	USD	3,000	5.5740	(53)
Collar	USD Exports	BRL	USD	1st Qtr. 2023	USD	130,000	5.3785	2,437
Collar	USD Exports	BRL	USD	2nd Qtr. 2023	USD	50,000	5.5296	2,929
Collar	USD Exports	BRL	USD	3rd Qtr. 2023	USD	15,000	5.6892	1,273
Collar	USD Exports	BRL	USD	4th Qtr. 2023	USD	5,000	5.7500	503
								37,675

iii.	Investments exposure

The Company holds both investments (net assets) and loans (financial liabilities) denominated in foreign currency. To balance the accounting effects of such exposures, some non-derivative financial liabilities are designated as hedging instruments for the investments exposure. The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2022 are set forth below:

12.31.22
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Exchange variation (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2026	USD (2)	75,673	3.7649	(110,672)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait Food Management Company WLL	USD	3rd Qtr. 2026	USD (2)	108,757	3.7649	(140,614)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2026	USD (2)	65,570	3.7649	(94,776)
Bond - BRF SA BRFSBZ 4.35	BRF Foods GmbH	USD	3rd Qtr. 2026	USD (3)	90,000	5.1629	(4,932)
Bond - BRF SA BRFSBZ 4.35	Al-Wafi Al-Takamol International for Foods Products	USD	3rd Qtr. 2026	USD (3)	40,000	5.1629	(2,306)
							(353,300)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	Designated on August 1st, 2019.
(3)	Designated on November 9, 2022.

24.4.3.	Commodities price risk

The Company uses commodities as production inputs and is exposed to commodities price risk arising from future purchases. The management of such risk is performed through physical inventories, future purchases at fixed price and through derivative financial instruments.

The Risk Policy establishes coverage limits to the flow of purchases of corn and soy with the purpose of reducing the impact due to a price increase of these raw materials. The hedge may be reached using derivatives or by inventory management.

The Company performs purchases at variable prices in future and spot markets and, to hedge such exposure, it holds derivative financial instruments in long position (buy) to fix these prices in advance. The financial instruments designated as cash flow hedges for the variable commodities price exposure on December 31, 2022 are set forth below:

12.31.22
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2023	32,999	ton	441.42	13,379
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2023	20,000	ton	435.41	7,566
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2023	35,999	ton	478.95	3,647
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2023	33,992	ton	495.63	1,172
Collar - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2023	113,077	ton	256.32	3,643
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2023	67,986	ton	261.09	1,458
Corn future - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2023	18,009	ton	1,514.07	83
Corn future - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2023	2,700	ton	1,550.00	2
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2023	79,326	ton	1,674.15	(414)
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2023	94,635	ton	1,650.76	229
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2023	3,000	ton	1,353.20	928
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2023	5,000	ton	1,336.53	1,800
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2023	5,997	ton	1,328.23	1,428
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	4th Qtr. 2023	501	ton	1,360.69	-
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2023	8,001	ton	1,410.96	(1,451)
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2023	2,000	ton	1,410.85	(253)
				523,223			33,217
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

In certain cases, the Company performs futures purchases at fixed prices and, to hedge such exposure, it holds derivative financial instruments in short position (sell) to keep these prices at market value. The financial instruments designated as fair value hedges for the fixed commodities price exposure on December 31, 2022 are set forth below:

12.31.22
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2023	80,660	ton	255.31	(3,849)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2023	106,019	ton	244.26	(1,376)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2023	6,658	ton	247.27	226
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2024	17,999	ton	245.66	209
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2024	3,999	ton	246.88	45
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2023	594	ton	1,583.55	-
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2023	212,922	ton	1,474.01	(1,618)
Corn future - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2023	9,990	ton	1,520.03	(94)
				438,842			(6,457)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.
12.31.22
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2023	USD	18,372	5.8861	7,435
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2023	USD	11,984	5.6260	1,069
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2023	USD	1,646	5.5859	(40)
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2024	USD	4,422	5.8015	428
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2024	USD	987	5.8548	84
								8,976

24.5.    Effects of hedge instruments on financial information

The effects of the financial instruments for hedging exchange rate, commodities price and interest rates in the income (loss) for the year, in Other Comprehensive Income (Loss) and in the financial position are set forth below:

Income (loss) for the year
12.31.22	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				54,047,327	-	-	54,047,327
Derivatives result		Operating Results	Cash flow	202,655	-	-	202,655
Non-derivatives result		Operating Results	Cash flow	(444,954)	-	-	(444,954)
Net Revenue	26			53,805,028	-	-	53,805,028

Cost of Sales				-	(45,235,052)	-	(45,235,052)
Derivatives result		Operating Results	Cash flow / Fair value	-	(437,324)	-	(437,324)
Cost of Sales				-	(45,672,376)	-	(45,672,376)

Interests on loans and borrowings				-	-	(1,570,190)	(1,570,190)
Interest Rate Derivatives result		Interest expenses	Fair value	-	-	(281,453)	(281,453)
Foreign Exchange variation on assets and liabilities				474,052	-	-	474,052
Foreign Exchange Derivatives result		Financial Position	Not designated	(899,953)	-	-	(899,953)
Foreign Exchange Derivatives result		Loans in foreign currency	Fair value	(138,218)	-	-	(138,218)
Effects on Financial Result	28			(564,119)	-	(1,851,643)	(2,415,762)

Other Comprehensive Income
12.31.22		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	33,711	(60,348)	-	(26,637)
Non-derivative Instruments – current		Operating Results	Cash flow	(103,686)	-	-	(103,686)
Non-derivative Instruments – non-current		Operating Results	Cash flow	548,639	-	-	548,639
Non-derivative Instruments - non-current		Foreign investments	Net investment	87,929	-	-	87,929
Other Comprehensive Income (1)				566,593	(60,348)	-	506,245
(1)	All effects are presents gross of taxes.
Statement of financial position
12.31.22	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	46,651	26,760	(197,118)	(123,707)
Not designated derivatives		Financial Position	Not designated	(2,312)	-	-	(2,312)
Asset / (Liability) net				44,339	26,760	(197,118)	(126,019)

Derivative Instruments - current (2)		Operating Results	Cash flow	37,675	43,398	-	81,073
Non-derivative instruments – current		Operating Results	Cash flow	(548,639)	-	-	(548,639)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(353,300)	-	-	(353,300)
Other Comprehensive Income (1)				(864,264)	43,398	-	(820,866)

Derivatives result		Operating Results	Cash flow / Fair value	-	(18,853)	-	(18,853)
Inventories	7			-	(18,853)	-	(18,853)
(1)	All effects are presented gross of taxes.
(2)	Includes R$4,127 related to the time value of the commodity options contracts.
Income (loss) for the year
12.31.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				48,327,703	-	-	48,327,703
Derivatives result		Operating Results	Cash flow	15,602	-	-	15,602
Net Revenue	26			48,343,305	-	-	48,343,305

Cost of Sales				-	(37,858,788)	-	(37,858,788)
Derivatives result		Operating Results	Cash flow / Fair value	-	(318,821)	-	(318,821)
Cost of Sales				-	(38,177,609)	-	(38,177,609)

Interests on loans and borrowings				-	-	(1,681,078)	(1,681,078)
Interest Rate Derivatives result		Interest expenses	Fair value	-	-	(33,084)	(33,084)
Foreign Exchange variation on assets and liabilities				(408,269)	-	-	(408,269)
Foreign Exchange Derivatives result		Financial Position	Not designated	157,573	-	-	157,573
Effects on Financial Result	28			(250,696)	-	(1,714,162)	(1,964,858)

Other Comprehensive Income
12.31.21		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(43,978)	(67,560)	-	(111,538)
Non-derivative Instruments – current		Operating Results	Cash flow	(444,953)	-	-	(444,953)
Non-derivative Instruments – non-current		Operating Results	Cash flow	334,577	-	-	334,577
Non-derivative Instruments - non-current		Foreign investments	Net investment	(96,555)	-	-	(96,555)
Other Comprehensive Income				(250,909)	(67,560)	-	(318,469)

Statement of financial position
12.31.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	(10,342)	47,620	(30,108)	7,170
Not designated derivatives		Financial Position	Not designated	(231,119)	-	-	(231,119)
Asset / (Liability) net				(241,461)	47,620	(30,108)	(223,949)

Derivative Instruments - current		Operating Results	Cash flow	3,964	103,746	-	107,710
Non-derivative instruments – current		Operating Results	Cash flow	(444,953)	-	-	(444,953)
Non-derivative instruments – non-current		Operating Results	Cash flow	(548,640)	-	-	(548,640)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(441,229)	-	-	(441,229)
Other Comprehensive Income				(1,430,858)	103,746	-	(1,327,112)

Derivatives result		Operating Results	Cash flow / Fair value	-	531,732	-	531,732
Inventories	7			-	531,732	-	531,732

On December 16, 2021, the cash flow hedge relations presented below was discontinued because the hedging instruments was non-derivative financial instruments (loans) and no longer met the Company’s strategies and objectives.

12.31.22
Cash flow hedge - Non-derivative instruments	Hedged object	Liability	Maturity	Notional		Designation rate	Rate (1)	Balance (2)
Bond BRF SA BRFSBZ 3.95	USD Exports	USD	2nd Qtr. 2023	USD	150,000	2.0387	5.6963	(548,639)

								(548,639)
(2)	Average discontinuance rates.
(3)	Effective portion of the accumulated foreign exchange variations on the designated loans.

The amount above will be maintained in Other Comprehensive Income (Loss) until its maturity, according to the previous designation and effectiveness. During the year ended December 31, 2022, the loan Bond BRF SA BRFSBZ 5 7/8, previously designated as hedging instrument for exports, was settled and the amount of R$(444,954) previously accumulated in Other Comprehensive Income (Loss) was reclassified to the statement of income (loss) within Net Sales.

Summarized financial position of derivative financial instruments:

	12.31.22	12.31.21
Assets
Designated as hedge accounting
Currency derivatives	64,202	27,617
Commodities derivatives	53,490	105,228
Interest rate derivatives	9,517	10,457
Not designated as hedge accounting
Currency derivatives	3,939	2,053
	131,148	145,355

Current assets	120,865	134,551
Non-current assets	10,283	10,804

Liabilities
Designated as hedge accounting
Currency derivatives	(17,551)	(37,959)
Commodities derivatives	(26,730)	(57,608)
Interest rate derivatives	(206,635)	(40,565)
Not designated as hedge accounting
Currency derivatives	(6,251)	(233,172)
	(257,167)	(369,304)

Current liabilities	(82,468)	(327,443)
Non-current liabilities	(174,699)	(41,861)

24.6.    Sensitivity analysis

Management believes that the most relevant risks that may affect the Company’s results are the volatility of commodities prices and foreign exchange rates. Currently the fluctuation of the interest rates does not affect significantly the Company’s results since Management has chosen to keep at fixed rates a considerable portion of its debts.

The amounts below represent the possible impacts (incremental results) of the hedging instruments and their respective hedged positions, considering situations of increase and decrease in the selected risk factors.

The information used in the preparation of the analysis is based on the position as of December 31, 2022, which has been described in the items above. The estimated values may differ significantly to numbers and results that will be effectively registered by the Company. Positive values indicate gains and negative values indicate losses.

	Scenario
Exchange rate - Balance	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.2177	2.6089	3.9133	4.6959	5.7395	6.5221	7.8266

Monetary Assets and Liabilities		2,088,710	1,044,355	417,742	(417,742)	(1,044,355)	(2,088,710)
Derivative Instruments - Not designated		(1,720,265)	(860,133)	(344,053)	344,053	860,133	1,720,265
Net effect		368,445	184,222	73,689	(73,689)	(184,222)	(368,445)

EUR	5.5694	2.7847	4.1771	5.0125	6.1263	6.9618	8.3541

Monetary Assets and Liabilities		266,776	133,388	53,355	(53,355)	(133,388)	(266,776)
Derivative Instruments - Not designated		(245,054)	(122,527)	(49,011)	49,011	122,527	245,054
Net effect		21,722	10,861	4,344	(4,344)	(10,861)	(21,722)

JPY	0.0396	0.0198	0.0297	0.0356	0.0435	0.0495	0.0594

Monetary Assets and Liabilities		1,634	817	327	(327)	(817)	(1,634)
Net effect		1,634	817	327	(327)	(817)	(1,634)

TRY	0.2788	0.1394	0.2091	0.2509	0.3067	0.3485	0.4182

Monetary Assets and Liabilities		(211,822)	(105,911)	(42,364)	42,364	105,911	211,822
Derivative Instruments - Not designated		104,354	52,177	20,871	(20,871)	(52,177)	(104,354)
Net effect		(107,468)	(53,734)	(21,493)	21,493	53,734	107,468

AOA	0.0104	0.0052	0.0078	0.0093	0.0114	0.0130	0.0156

Monetary Assets and Liabilities		(26,862)	(13,431)	(5,372)	5,372	13,431	26,862
Net effect		(26,862)	(13,431)	(5,372)	5,372	13,431	26,862

CLP	0.0061	0.0031	0.0046	0.0055	0.0067	0.0077	0.0092

Monetary Assets and Liabilities		(128,060)	(64,030)	(25,612)	25,612	64,030	128,060
Net effect		(128,060)	(64,030)	(25,612)	25,612	64,030	128,060

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.2177	2.6089	3.9133	4.6959	5.7395	6.5221	7.8266

Revenue in USD		(1,293,990)	(646,995)	(258,798)	258,798	646,995	1,293,990
NDF		772,220	386,110	154,444	(154,444)	(386,110)	(772,220)
Collar		511,095	250,210	93,679	(34,277)	(179,827)	(440,712)
Net effect		(10,675)	(10,675)	(10,675)	70,077	81,058	81,058
	Scenario
Exchange rate - Operating results	Base (1)	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.2177	2.6089	3.9133	4.6959	5.7395	6.5221	7.8266

Cost of Sales		(97,601)	(48,801)	(19,520)	19,520	48,801	97,601
NDF		97,601	48,801	19,520	(19,520)	(48,801)	(97,601)
Net effect		-	-	-	-	-	-

Soybean Meal - CBOT	514	257	385	462	565	642	771

Cost of Sales		31,589	15,795	6,318	(6,318)	(15,795)	(31,589)
Collar		(13,454)	(4,519)	(576)	1,860	7,243	16,214
NDF		(13,648)	(6,824)	(2,730)	2,730	6,824	13,648
Net effect		4,487	4,452	3,012	(1,728)	(1,728)	(1,727)

Soybean Oil - CBOT	1,397	698	1,048	1,257	1,537	1,746	2,095

Cost of Sales		17,112	8,556	3,422	(3,422)	(8,556)	(17,112)
Collar		(6,802)	(3,296)	(1,174)	1,168	3,311	6,817
NDF		(10,100)	(5,050)	(2,020)	2,020	5,050	10,100
Net effect		210	210	228	(234)	(195)	(195)

Corn - CBOT	260	130	195	234	285	324	389

Cost of Sales		(4,447)	(2,223)	(889)	889	2,223	4,447
Collar		(142,169)	(62,790)	(15,926)	10,338	57,544	136,924
NDF		27,258	13,629	5,452	(5,452)	(13,629)	(27,258)
Net effect		(119,358)	(51,384)	(11,363)	5,775	46,138	114,113

Corn - B3	1,517	759	1,138	1,366	1,669	1,897	2,276

Cost of Sales		(21,876)	(10,938)	(4,375)	4,375	10,938	21,876
Collar		(122,349)	(55,057)	(14,682)	7,402	47,444	114,736
Future		151,686	75,843	30,337	(30,337)	(75,843)	(151,686)
Net effect		7,461	9,848	11,280	(18,560)	(17,461)	(15,074)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

24.7.    Financial instruments by category

	12.31.22
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,865,077	-	-	1,865,077
Cash equivalents	-	-	6,265,852	6,265,852
Marketable securities	379,145	11,752	433,878	824,775
Restricted cash	89,717	-	-	89,717
Trade accounts receivable	3,918,570	-	274,493	4,193,063
Other receivables	38,443	-	-	38,443
Derivatives not designated	-	-	3,939	3,939
Derivatives designated as hedge accounting (1)	-	-	127,209	127,209

Liabilities
Trade accounts payable	(12,743,087)	-	-	(12,743,087)
Supply chain finance	(1,393,137)	-	-	(1,393,137)
Loans and borrowings (2)	(16,055,704)	-	(7,461,296)	(23,517,000)
Derivatives not designated	-	-	(6,251)	(6,251)
Derivatives designated as hedge accounting (1)	-	-	(250,916)	(250,916)
	(23,900,976)	11,752	(613,092)	(24,502,316)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.

	12.31.21
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,193,508	-	-	2,193,508
Cash equivalents	-	-	5,335,312	5,335,312
Marketable securities	418,637	13,338	362,293	794,268
Restricted cash	24,964	-	-	24,964
Trade accounts receivable	3,709,399	-	335,566	4,044,965
Other receivables	97,169	-	-	97,169
Derivatives not designated	-	-	2,053	2,053
Derivatives designated as hedge accounting	-	-	143,302	143,302

Liabilities
Trade accounts payable	(11,714,624)	-	-	(11,714,624)
Supply chain finance	(2,237,975)	-	-	(2,237,975)
Loans and borrowings	(22,087,599)	-	(3,368,431)	(25,456,030)
Derivatives not designated	-	-	(233,172)	(233,172)
Derivatives designated as hedge accounting	-	-	(136,132)	(136,132)
	(29,596,521)	13,338	2,440,791	(27,142,392)

24.8.    Fair value of financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

»	Level 1 – Uses quoted prices (unadjusted) for identical instruments in active markets. In this category are classified investments in stocks, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds;
»	Level 2 – Uses prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. In this level are classified the investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates;
»	Level 3 – Instruments for which significant inputs are non-observable. The Company does not have financial instruments in this category.

The table below presents the overall classification of financial instruments accounted at fair value by measurement hierarchy. For the year ended December 31, 2022, there were no changes among the 3 levels of hierarchy.

	12.31.22			12.31.21
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Stocks	11,752	-	11,752	13,338	-	13,338
Fair value through profit and loss
Savings account and overnight	12,720	-	12,720	701,386	-	701,386
Term deposits	2,495,438	-	2,495,438	179,071	-	179,071
Bank deposit certificates	-	3,754,202	3,754,202	-	4,451,214	4,451,214
Financial treasury bills	364,543	-	364,543	324,771	-	324,771
Investment funds	19,018	-	19,018	35,718	-	35,718
Trade accounts receivable	-	274,493	274,493	-	335,566	335,566
Derivatives	-	131,148	131,148	-	145,355	145,355
Other titles	53,809	-	53,809	5,445	-	5,445
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(257,167)	(257,167)	-	(369,304)	(369,304)
Loans and borrowings	-	(7,461,296)	(7,461,296)	-	(3,368,431)	(3,368,431)
	2,957,280	(3,558,620)	(601,340)	1,259,729	1,194,400	2,454,129

Except for the items set forth below, the fair value of all other financial instruments is approximate to their book value. The fair value of the bonds set forth below is based on prices observed in active markets, level 1 of the fair value hierarchy, while the debentures are based on level 2 and are measured by discounted cash flows.

			12.31.22		12.31.21
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 4 3/4	USD	2024	(1,525,727)	(1,513,221)	(1,653,847)	(1,726,951)
BRF SA BRFSBZ 3.95	USD	2023	(1,185,479)	(1,209,990)	(1,303,821)	(1,337,246)
BRF SA BRFSBZ 4 7/8	USD	2030	(3,119,390)	(2,602,599)	(3,914,280)	(3,993,593)
BRF SA BRFSBZ 5 3/4	USD	2050	(3,463,081)	(2,503,033)	(4,423,083)	(4,521,103)
BRF SA BRFSBZ 5 7/8	USD	2022	-	-	(396,802)	(409,454)
BRF SA BRFSBZ 2 3/4	EUR	2022	-	-	(1,072,454)	(1,076,964)
Debenture - 1st Issue	BRL	2032	(2,571,080)	(2,521,309)	(823,946)	(821,444)
Debenture - 2nd Issue	BRL	2030	(2,355,427)	(2,319,296)	(2,351,363)	(2,382,298)
Debenture - 3rd Issue	BRL	2031	(1,013,639)	(877,103)	(1,034,706)	(915,353)
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(2,608,613)	(2,367,075)	(2,779,725)	(2,854,701)
			(17,842,436)	(15,913,626)	(19,754,027)	(20,039,107)